IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	1 day
Positive trading days	98.00%
Percentage of P&C deposits in total funding	70.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (2,021)	$ (1,832)
Increase (decrease) in EVE from last quarter	189
NII Sensitivity	909	890
Increase (decrease)in NII from last quarter	19
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	803	618
Increase (decrease) in EVE from last quarter	185
NII Sensitivity	(1,282)	$ (1,231)
Increase (decrease)in NII from last quarter	$ 51